Financial assets and liabilities - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities
Loan notes	$ 2,690
Lease liabilities	182	$ 136
Related party borrowings		2,690
Other borrowings	197	145
Net borrowings	2,887	2,835
Cash and cash equivalents	(463)	(257)	$ (284)	$ (148)
Net debt	2,424	2,578	$ 2,496
Non-current borrowings	2,831	2,793
Current borrowings	$ 56	$ 42